LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Loss Contingencies [Line Items]
Commitments and Contingencies
Commitments to make loans held for sale [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies		307	1,174	1,696
Commitments to make loans held for sale [Member] | Fixed Rate [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies		307	1,174	1,696
Commitments to make loans held for sale [Member] | Fixed Rate [Member] | Maximum
Loss Contingencies [Line Items]
Rate		4.63%	4.75%	3.65%
Commitments to make loans held for sale [Member] | Fixed Rate [Member] | Minimum
Loss Contingencies [Line Items]
Rate		3.50%	3.88%	3.00%
Commitments to make loans held for sale [Member] | Variable Rate [Member]
Loss Contingencies [Line Items]
Rate		0.00%	0.00%	0.00%
Commitments and Contingencies
Commitments to make loans [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies		4,250	3,150	1,378
Commitments to make loans [Member] | Fixed Rate [Member]
Loss Contingencies [Line Items]
Rate		0.00%	0.00%	6.00%
Commitments and Contingencies				1,200
Commitments to make loans [Member] | Variable Rate [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies		4,250	3,150	178
Commitments to make loans [Member] | Variable Rate [Member] | Maximum
Loss Contingencies [Line Items]
Rate		4.95%	4.25%	3.99%
Commitments to make loans [Member] | Variable Rate [Member] | Minimum
Loss Contingencies [Line Items]
Rate		4.65%	3.25%	3.50%
Unused line of credit [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies		7,866	6,444	4,888
Unused line of credit [Member] | Fixed Rate [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies		2,744	2,872	2,641
Unused line of credit [Member] | Fixed Rate [Member] | Maximum
Loss Contingencies [Line Items]
Rate		8.00%	8.00%	6.99%
Unused line of credit [Member] | Fixed Rate [Member] | Minimum
Loss Contingencies [Line Items]
Rate		5.00%	5.00%	5.00%
Unused line of credit [Member] | Variable Rate [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies		5,122	3,572	2,247
Unused line of credit [Member] | Variable Rate [Member] | Maximum
Loss Contingencies [Line Items]
Rate		6.50%	8.00%	6.50%
Unused line of credit [Member] | Variable Rate [Member] | Minimum
Loss Contingencies [Line Items]
Rate		3.25%	3.25%	3.25%
Standby letters of credit [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies		40	40	80
Standby letters of credit [Member] | Fixed Rate [Member]
Loss Contingencies [Line Items]
Rate		0.00%	0.00%	0.00%
Commitments and Contingencies		40	40	40
Standby letters of credit [Member] | Variable Rate [Member]
Loss Contingencies [Line Items]
Rate		0.00%	0.00%	4.25%
Commitments and Contingencies				$ 40